Materials and services expenses	12 Months Ended
Dec. 31, 2025
Material income and expense [abstract]
Materials and services expenses
21.
Materials and services expenses

The Group’s materials and services expenses are primarily costs related to independent contractors and vehicle operation expenses. Vehicle operation expenses consists primarily of fuel costs, repairs and maintenance, insurance, permits and operating supplies.

	2025	2024
Independent contractors	2,676,799	2,902,226
Vehicle operation expenses	1,220,498	1,268,909
	3,897,297	4,171,135